REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2015
REDEEMABLE NON-CONTROLLING INTERESTS [Abstract]
Schedule of change in the carrying amount of redeemable non-controlling interests
	For the year ended December 31
	2014	2015
	RMB	RMB
Beginning Balance	-	1,435,585,290
Recognition of redeemable non-controlling interest in the current year	1,383,264,900	-
Accretion to redemption value of redeemable non-controlling interests	52,320,700	172,340,442
Ending Balance	1,435,585,290	1,607,925,732